Annual Fund Operating Expenses - Prospectus-Investor Class - Payden Equity Income Fund - Investor Class	Feb. 28, 2021
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.74%